EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II
Macquarie Emerging Markets Portfolio II
What is the Portfolio’s investment objective?
Macquarie Emerging Markets Portfolio II seeks long-term capital appreciation.
What are the Portfolio’s fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	EQUITY ORIENTED Macquarie Emerging Markets Portfolio II DPT CLASS
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Total annual portfolio operating expenses	1.32%
Fee waivers and expense reimbursements	(0.12%)	[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	1.20%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio's average daily net assets from Feb. 28, 2018 through Feb. 28, 2019. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS | USD ($)	122	406	712	1,580

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies?

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those encompassed in the MSCI Emerging Markets Index and those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. Benchmark weightings may result in the Portfolio investing over 25% in any one country. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change. The Portfolio may invest in companies of any size and may invest 25% of its assets in the securities of issuers located in the same country.

Although the Portfolio invests primarily in companies from countries considered to be emerging, the Portfolio will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Portfolio.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.

The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Risk	Definition
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.
Foreign government/ supranational securities risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.
Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.
Active management and selection risk	The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

How has Macquarie Emerging Markets Portfolio II performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarie.com/investment-management/institutional.

Calendar year-by-year total return (Macquarie Emerging Markets Portfolio II)

During the period illustrated in this bar chart, Macquarie Emerging Markets Portfolio II’s highest quarterly return was 14.73% for the quarter ended March 31, 2017 and its lowest quarterly return was -24.40% for the quarter ended Sept. 30, 2011.

Average annual total returns for periods ended December 31, 2017
Average Annual Total Returns - EQUITY ORIENTED - Macquarie Emerging Markets Portfolio II	1 Year	5 Years	Lifetime	Inception Date
DPT CLASS	44.46%	6.68%	5.68%	Jun. 23, 2010
DPT CLASS | After Taxes on Distributions	43.69%	6.06%	5.02%	Jun. 23, 2010
DPT CLASS | After Taxes on Distributions and Sales	25.96%	5.19%	4.38%	Jun. 23, 2010
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	37.75%	4.73%	6.03%	Jun. 23, 2010
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	37.28%	4.35%	5.66%	Jun. 23, 2010

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.